RETIREMENT AND POSTRETIREMENT BENEFITS (Details) CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015 CAD item	Jun. 30, 2014 CAD	Jun. 30, 2015 CAD item	Jun. 30, 2014 CAD
RETIREMENT AND POSTRETIREMENT BENEFITS
Number of registered pension plans | item	3		3
Number of supplemental pension plans | item	4		4
Change in accrued benefit obligation
Offsetting regulatory liabilities	CAD 0	CAD 1	CAD 0	CAD 3
Net Benefit Costs Recognized
Benefits earned during the period	44	29	88	59
Interest cost on projected benefit obligations	26	26	53	52
Expected return on plan assets	(37)	(32)	(73)	(64)
Amortization of prior service costs	1	1	1	1
Amortization of actuarial loss	12	7	24	14
Net benefit costs on an accrual basis	46	31	93	62
Other Postretirement Plans
Net Benefit Costs Recognized
Net benefit costs on an accrual basis	CAD 4	CAD 4	CAD 7	CAD 8